Trading assets and liabilities	12 Months Ended
Dec. 31, 2019
Trading assets and liabilities
15 Trading assets and liabilities
end of	2019	2018
Trading assets (CHF million)
Debt securities	67,030	63,648	[1]
Equity securities	64,604	46,517
Derivative instruments [2]	17,730	18,402
Other	4,531	5,292
Trading assets	153,895	133,859	[1]
Trading liabilities (CHF million)
Short positions	24,714	26,948
Derivative instruments [2]	13,472	15,223
Trading liabilities	38,186	42,171
1
Residential and commercial mortgage-backed securities that were previously reported in investment securities have been reclassified to trading assets as these securities are carried at fair value under the fair value option.

2 Amounts shown after counterparty and cash collateral netting.
end of	2019	2018
Cash collateral on derivative instruments – netted (CHF million) [1]
Cash collateral paid	20,739	20,333
Cash collateral received	14,633	13,213
Cash collateral on derivative instruments – not netted (CHF million) [2]
Cash collateral paid	4,570	7,057
Cash collateral received	7,457	6,903
1 Recorded as cash collateral netting on derivative instruments in Note 26 – Offsetting of financial assets and financial liabilities.
2 Recorded as cash collateral on derivative instruments in Note 21 – Other assets and other liabilities.